Document And Entity Information	Nov. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Entity Registrant Name	American Coastal Insurance Corporation
Entity Central Index Key	0001401521
Entity Emerging Growth Company	false
Entity File Number	001-35761
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-3241967
Entity Address, Address Line One	570 Carillon Parkway, Suite 100
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
City Area Code	(727)
Local Phone Number	633-0851
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ACIC
Security Exchange Name	NASDAQ